WARRANTS (Details Textual) - USD ($)		1 Months Ended					2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 09, 2015	May 31, 2016	Apr. 30, 2016	Nov. 30, 2015	Sep. 30, 2014	Mar. 28, 2014	May 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Oct. 23, 2015	May 01, 2015
Number of warrants
Strike price (in dollars per share) | $ / shares	$ 0.10	$ 0.25	$ 0.001	$ 0.10	$ 0.50		$ 0.25						$ 0.10		$ 0.10
Deferred Compensation Liability, Current and Noncurrent													$ 513,003
Class of Warrant or Right, Outstanding			18,353,310
Gain (Loss) on Extinguishment of Debt								$ 0	$ 0		$ (1,664,281)	$ 0
Share Price								$ 0.149			$ 0.149		$ 0.0306			$ 10.00
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years						5 years						5 years
Stock Issued During Period Value Warrants Exercised	1,312,000	1,312,000			20,000	1,300,000				50,000
Blackscholes Option Pricing Model [Member]
Number of warrants
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate											178.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum											1.24%
Share Price								$ 0.175			$ 0.175
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				5 years							5 years
Convertible Notes Payable [Member]
Number of warrants
Class of Warrant or Right, Outstanding								18,353,311			18,353,311
Warrants and Rights Outstanding								$ 3,205,959			$ 3,205,959
Debt Instrument, Convertible, If-converted Value in Excess of Principal			$ 1,541,678								1,541,678
Gain (Loss) on Extinguishment of Debt											$ 1,664,281
Minimum
Number of warrants
Strike price (in dollars per share) | $ / shares								$ 0.038			$ 0.038
Share Price		$ 0.169					$ 0.169						$ 0.031
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period											4 years 7 days		4 years 9 months 7 days
Minimum | Blackscholes Option Pricing Model [Member]
Number of warrants
Share Price				$ 0.031
Maximum
Number of warrants
Strike price (in dollars per share) | $ / shares								$ 0.179			$ 0.179
Share Price		$ 0.195					$ 0.195						$ 0.058
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period											4 years 6 months 22 days		4 years 10 months 6 days
Maximum | Blackscholes Option Pricing Model [Member]
Number of warrants
Share Price				$ 0.058
Warrants
Number of warrants
Expected term	5 years
Warrants to purchase shares | shares								1,575,954			1,575,954
Share based compensation expense								$ 58,599	$ 206,772		$ 20,962	$ 491,148	$ 510,436	$ 131,517
Unamortized Share based compensation expense								$ 150,500			$ 150,500
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum											166.74%		100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum											178.98%		102.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum											0.71%		0.29%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum											1.08%		1.71%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate											0.00%		0.00%
Deferred Compensation Liability, Current and Noncurrent													$ 106,852	$ 207,190
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period													5 years
Warrants | Minimum
Number of warrants
Expected term											1 year 6 months		1 year 6 months
Warrants | Maximum
Number of warrants
Expected term											2 years 6 months		5 years